First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 133.4%
	Aerospace & Defense – 1.1%
$592,668	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	07/31/28	$590,445
598,991	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding, LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	04/30/28	595,745
1,408,235	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	1,407,940
947,839	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/15/25	952,179
				3,546,309
	Airlines – 0.5%
1,665,888	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	03/24/28	1,714,299
	Apparel, Accessories & Luxury Goods – 0.1%
463,837	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/31/28	460,650
	Application Software – 20.2%
1,156,658	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	1,156,172
3,178,366	Epicor Software Corp., First Lien Term Loan C, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	3,173,408
1,059,430	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	1,058,603
3,218,084	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	3,226,129
4,711,018	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	4,718,886
330,422	Hyland Software, Inc., 2nd Lien TL, 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	332,900
9,332,511	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	9,333,538
2,095,755	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	2,092,150
1,612,717	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	1,610,701
5,930,367	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	5,936,712
765,863	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.34%	02/15/29	776,716
6,583,174	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	09/13/24	6,541,305
5,431,074	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.85%	08/31/27	5,409,839
7,148,029	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	09/30/24	7,147,172
1,426,296	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	1,429,862
733,330	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/30/28	730,579
1,801,927	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	1,790,449
7,869,392	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	02/05/24	7,759,535
700,920	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	700,079
311,890	Tenable, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/30/28	310,330
217,871	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	06/30/26	216,237

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$234,899	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	$234,899
				65,686,201
	Auto Parts & Equipment – 0.6%
588,333	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	04/30/26	581,467
1,197,293	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	01/31/28	1,191,606
				1,773,073
	Automotive Retail – 0.3%
995,000	Les Schwab Tire Centers (LS Group OpCo Acq., LLC), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	993,756
	Broadcasting – 3.5%
405,562	E.W. Scripps Company, Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	404,829
4,304,924	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	4,284,475
6,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	05/01/26	6,140,984
132,000	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	131,434
526,119	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	524,393
				11,486,115
	Building Products – 0.1%
457,559	Hillman (The) Group, Inc., Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	05/31/28	454,795
	Cable & Satellite – 1.2%
1,030,471	DIRECTV Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/31/27	1,029,883
2,873,673	WideOpenWest Finance, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/19/23	2,867,524
				3,897,407
	Casinos & Gaming – 6.5%
667,333	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.58%	06/30/25	668,234
7,171,521	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	12/22/24	7,107,121
3,893,947	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	3,883,901
6,654,799	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	6,607,417
2,972,195	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	08/14/24	2,943,810
				21,210,483
	Coal & Consumable Fuels – 0.3%
1,002,428	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	932,259

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Communications Equipment – 0.7%
$2,363,407	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	04/06/26	$2,334,456
	Construction & Engineering – 0.3%
1,034,228	USIC, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	1,029,315
	Electric Utilities – 1.7%
5,843,890	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	5,590,675
	Electrical Components & Equipment – 0.2%
535,144	Array Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	529,792
	Environmental & Facilities Services – 2.4%
702,514	Allied Universal Holdco, LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	702,219
5,141,552	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	5,091,216
2,068,442	TruGreen, L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	2,070,387
				7,863,822
	Health Care Distributors – 0.9%
2,000,000	Huntsworth/UDG (Hunter Holdco 3 Limited), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/06/28	2,000,000
1,057,059	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%	07/09/25	1,049,702
				3,049,702
	Health Care Facilities – 0.2%
500,276	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/04/28	500,901
	Health Care Services – 19.3%
2,152	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.08%	06/20/26	2,145
858,818	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.12%	06/20/26	855,958
2,539,501	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.13%, 0.50% Floor	3.63%	12/23/27	2,501,942
1,023,432	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	1,019,594
2,418,674	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,375,331
7,903,383	athenahealth, Inc (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.38%	02/11/26	7,923,142
19,858	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 2 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%	02/11/26	19,907
646,831	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	645,330
2,781,372	Aveanna Healthcare, LLC, New Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	2,774,919
1,079,544	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	03/05/26	1,072,948
11,106,568	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	11,089,575

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$2,729,736	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	$2,721,219
60,213	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	60,025
661,322	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	656,051
5,481,372	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	10/10/25	4,806,506
4,035,921	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/25	4,050,208
253,934	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	254,094
2,006,906	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	2,008,170
2,836,529	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	11/30/27	2,832,275
1,463,073	Radnet Management, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	1,456,972
3,667	Radnet Management, Inc., Term Loan B, Prime Rate + 2.00%, 0.75% Floor	5.25%	04/22/28	3,652
676,416	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	680,433
2,000,000	Sound Inpatient Physicians, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/28/25	1,992,500
1,562,931	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	1,563,181
3,422,440	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	3,323,566
5,873,836	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	5,870,665
249,239	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	250,096
				62,810,404
	Health Care Technology – 9.4%
132,209	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	131,878
6,352,171	Change Healthcare Holdings, LLC, Closing Date Term Loan, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	6,336,290
2,709,650	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	2,712,550
2,247,653	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.88%	08/01/26	2,245,248
166,850	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	167,319
2,295,304	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	2,283,828
388,436	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.08%	10/23/26	387,224
6,846	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	07/25/26	6,770
2,683,525	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	07/25/26	2,654,006
9,089,585	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.08%	08/27/25	9,069,134

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology (Continued)
$4,560,816	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	$4,534,226
				30,528,473
	Homefurnishing Retail – 0.8%
1,245,039	At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	07/30/28	1,241,403
1,337,481	Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	02/15/28	1,342,082
				2,583,485
	Hotels, Resorts & Cruise Lines – 0.2%
723,169	Alterra Mountain Company, Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/28	719,104
	Household Appliances – 0.2%
677,143	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	06/24/28	676,581
	Industrial Machinery – 4.0%
8,165,286	Gates Global, LLC, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	03/31/27	8,123,643
500,000	Madison IAQ, LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	496,565
4,195,537	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	4,189,706
				12,809,914
	Insurance Brokers – 13.1%
4,568,217	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	05/10/25	4,514,266
6,536,420	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	05/09/25	6,462,885
3,304,587	Alliant Holdings I, LLC, Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/05/27	3,304,191
331,300	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	330,472
6,678,496	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	02/12/27	6,610,910
2,822,359	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	01/27/27	2,779,713
1,182,980	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	1,183,962
13,919,410	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%-2.88%	04/25/25	13,753,490
774,532	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	773,502
459,538	Ryan Specialty Group, LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/01/27	458,390
2,209,625	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	3.15%	05/15/24	2,189,186
				42,360,967
	Integrated Telecommunication Services – 5.1%
6,203,319	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	6,191,719

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Integrated Telecommunication Services (Continued)
$3,423,524	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.94%	07/31/25	$3,363,612
5,336,650	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.12%	08/14/26	5,316,638
1,588,638	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	03/09/27	1,567,064
				16,439,033
	Leisure Facilities – 0.3%
1,075,433	SeaWorld Parks and Entertainment, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	08/13/28	1,065,485
	Managed Health Care – 0.7%
2,286,991	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	2,268,695
	Metal & Glass Containers – 0.4%
487,865	Altium Packaging, LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/15/28	483,596
962,335	PODS, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/31/28	958,428
				1,442,024
	Movies & Entertainment – 2.6%
599,310	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	639,014
1,034,998	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (d)	15.25%	05/23/24	1,271,692
7,338,522	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	5,709,884
41,120	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	02/28/25	31,994
269,250	PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	267,903
566,610	PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	02/12/27	548,666
				8,469,153
	Office Services & Supplies – 0.4%
1,307,954	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	02/08/26	1,297,334
	Packaged Foods & Meats – 0.3%
367,580	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	368,558
544,483	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	545,615
				914,173
	Paper Packaging – 3.3%
10,654,602	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	10,602,714
	Pharmaceuticals – 13.8%
1,766,509	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (e)	8.50%	09/30/25	1,791,346
8,455,885	Bausch Health Companies, Inc. (Valeant), Initial Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	06/01/25	8,422,822

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$9,576,000	Endo, LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/11/28	$9,283,357
3,231,473	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	3,231,473
9,876,707	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (f)	6.00%	09/24/24	9,578,134
1,367,882	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (f)	6.25%	02/24/25	1,327,133
4,284,634	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	4,286,777
6,501,066	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/31/28	6,497,815
271,509	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	06/29/28	271,170
				44,690,027
	Publishing – 0.2%
598,567	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	610,538
	Research & Consulting Services – 1.6%
1,168,089	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,168,090
923,568	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	919,237
391,732	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/26/26	390,263
2,260,200	Nielsen Consumer, Inc. (Indy US Holdco, LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	03/05/28	2,255,498
338,481	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	336,788
				5,069,876
	Restaurants – 3.6%
1,990,000	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	1,987,513
5,415,469	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,393,482
3,930,000	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	3,934,912
398,282	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	396,912
				11,712,819
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.34%	10/30/26	547,643
	Specialized Consumer Services – 3.1%
819,261	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.33%	01/20/29	814,657
1,990,116	Asurion, LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	12/23/26	1,950,632
1,698,479	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.33%	01/31/28	1,689,375

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services (Continued)
$2,156,986	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	11/03/24	$2,119,238
3,644,334	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.21%	11/03/23	3,604,101
				10,178,003
	Specialized Finance – 0.3%
847,989	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	849,405
	Specialty Stores – 1.1%
1,341,843	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B-1, 6 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	1,346,312
1,233,294	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	1,230,211
1,088,231	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	1,089,134
				3,665,657
	Systems Software – 6.8%
6,889,155	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	09/19/24	6,877,650
1,483,019	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	1,498,650
3,832,132	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	10/02/25	3,805,383
1,345,101	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	1,339,223
507,552	Misys Financial Software, Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	501,146
1,299,088	Misys Financial Software, Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,282,694
1,592,969	Proofpoint, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	1,582,790
2,136	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	1,896
847,860	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	752,739
3,124,852	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	03/05/27	3,096,353
1,299,177	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	03/15/26	1,292,136
				22,030,660
	Trading Companies & Distributors – 0.8%
2,666,762	SRS Distribution, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	2,656,762
	Trucking – 1.0%
2,665,063	Hertz (The) Corporation, Exit Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	2,652,697
502,262	Hertz (The) Corporation, Exit Term Loan C, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	499,932
				3,152,629
	Total Senior Floating-Rate Loan Interests			433,205,568
	(Cost $434,167,988)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.3%
	Airlines – 0.2%
$605,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd. (g)	6.50%	06/20/27	$657,998
	Broadcasting – 1.2%
1,119,000	Cumulus Media New Holdings, Inc. (g)	6.75%	07/01/26	1,163,536
2,500,000	Diamond Sports Group, LLC / Diamond Sports Finance Co. (g)	5.38%	08/15/26	1,661,125
1,000,000	Univision Communications, Inc. (g)	9.50%	05/01/25	1,091,250
				3,915,911
	Casinos & Gaming – 0.8%
2,462,000	Caesars Entertainment, Inc. (g)	6.25%	07/01/25	2,605,288
	Coal & Consumable Fuels – 0.1%
301,000	Peabody Energy Corp. (g)	6.38%	03/31/25	239,671
	Health Care Services – 0.1%
306,000	Global Medical Response, Inc. (g)	6.50%	10/01/25	315,945
	Insurance Brokers – 0.1%
227,000	AmWINS Group, Inc. (g)	4.88%	06/30/29	230,973
	Integrated Telecommunication Services – 0.7%
2,445,000	Zayo Group Holdings, Inc. (g)	4.00%	03/01/27	2,420,489
	Pharmaceuticals – 0.1%
396,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV (g)	4.13%	04/30/28	409,048
	Total Corporate Bonds and Notes			10,795,323
	(Cost $10,629,051)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.2%
	Environmental & Facilities Services – 0.2%
305,000	Allied Universal Holdco, LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl (g)	4.63%	06/01/28	306,716
203,000	Allied Universal Holdco, LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl (g)	4.63%	06/01/28	203,761
	Total Foreign Corporate Bonds and Notes			510,477
	(Cost $508,000)

Shares	Description	Value
COMMON STOCKS (c) – 1.3%
	Broadcasting – 0.1%
25,815	Cumulus Media, Inc., Class A (h)	304,875
	Electric Utilities – 0.6%
106,607	Vistra Energy Corp.	2,035,128
	Oil & Gas Exploration & Production – 0.0%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (h) (i)	110,754
	Pharmaceuticals – 0.6%
150,392	Akorn, Inc. (h) (i)	1,917,498
	Total Common Stocks	4,368,255
	(Cost $4,081,424)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Shares	Description	Value
WARRANTS (c) – 0.1%
	Movies & Entertainment – 0.1%
315,514	Cineworld Group PLC, expiring 11/23/25 (h) (j)	$156,162
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/30/23 (h) (j)	775
	Total Warrants	156,937
	(Cost $3,100)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp., no expiration date (h) (j)	140,348
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	140,348
	(Cost $174,207)
MONEY MARKET FUNDS (c) – 1.8%
5,795,703	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	5,795,703
	(Cost $5,795,703)
	Total Investments – 140.1%	454,972,611
	(Cost $455,359,473) (n)
	Outstanding Loans – (37.6)%	(122,000,000)
	Net Other Assets and Liabilities – (2.5)%	(8,260,172)
	Net Assets – 100.0%	$324,712,439

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2021 to August 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $21,143 for Cineworld Group PLC (Crown).
(e)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2021 to August 31, 2021), this security paid all of its interest in cash.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $11,305,800 or 3.5% of net assets.
(h)	Non-income producing security.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $2,028,252 or 0.6% of net assets.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	Rate shown reflects yield as of August 31, 2021.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,163,130 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,549,992. The net unrealized depreciation was $386,862.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 433,205,568	$ —	$ 433,205,568	$ —
Corporate Bonds and Notes*	10,795,323	—	10,795,323	—
Foreign Corporate Bonds and Notes*	510,477	—	510,477	—
Common Stocks:
Oil & Gas Exploration & Production	110,754	—	110,754	—
Pharmaceuticals	1,917,498	—	1,917,498	—
Other industry categories*	2,340,003	2,340,003	—	—
Warrants*	156,937	—	156,937	—
Rights:
Electric Utilities	140,348	—	140,348	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	5,795,703	5,795,703	—	—
Total Investments	$ 454,972,611	$ 8,135,706	$ 446,836,905	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of August 31, 2021, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 198,702	$ 199,060	$ 198,082	$ (978)
Hillman (The) Group, Inc., Term Loan	109,595	109,326	108,933	(393)
Traeger Grills (TGP Holdings III, LLC), Term Loan	89,286	88,849	89,212	363
Veritext Corporation (VT TopCo, Inc.), Term Loan	59,234	59,234	58,938	(296)
		$456,469	$455,165	$(1,304)